Significant Accounting Policies - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Integer	Dec. 31, 2011	Dec. 31, 2010
Advances for vessels and drillships under construction	$ 1,201,807	$ 1,027,889	$ 2,072,699
VIE, total assets	25,474
VIE, total liabilities	26,764
VIE, net assets	1,290
Capitalized interest	58,967	76,068	78,451
Estimated Residual Value Of Vessels Per LightweightTon	0.250
Vessel impairment charge	0	144,688	3,588
Maintainance And Vessel Operating Expense Average Annual Inflation Rate Assumption	2.00%
Fleet Utilization Assumption	98.00%
Variances On Time Charter Rates Upper Limit	97.50%
Variances On Time Charter Rates Lower Limit	92.50%
Amortization and write off of Financing Costs	17,565	21,952	8,249
Number Of Pension Benefit Plans	8
Managed By Norwegian Life Insurance Companies [Member]
Number Of Pension Benefit Plans	5
Managed By International Life Insurance Companies [Member]
Number Of Pension Benefit Plans	3
Vessels
Useful life	25 years
Driiling Rigs And Drillships Bare Decks
Useful life	30 years
Driiling Rigs And Drillships Other Assets Parts
Useful life	5 - 15 years
IT And Office Equipment
Useful life	5 years
Vessel La Jolla
Vessel impairment charge		5,917
Drilling Rigs
Residual value per drillship/ drilling rig	35,000
Drillships
Residual value per drillship/ drilling rig	50,000
Cummulative Installments Payments To Yard
Advances for vessels and drillships under construction	$ 1,054,049